MAXIM SERIES FUND, INC.
Maxim T. Rowe Price Equity/Income Portfolio

(the "Portfolio")

Supplement dated September 19, 2011 to the

Prospectus for the Portfolio, dated July 19, 2011

The chart labeled "Calendar Year Total Returns" on page 3 of the Prospectus is hereby deleted and replaced in its entirety with the following:

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
1.66	(13.06)	25.64	15.03	4.13	19.11	3.24	(36.18)	25.20	15.07

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus for the Portfolio dated July 19, 2011.

Please keep this Supplement for future reference.